INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Mar. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of	As of
	March 31, 2024	September 30, 2023
Land use rights	$4,101,384	$4,059,336
Software	39,238	38,836
License for drug manufacturing	55,393	54,825
Total	4,196,015	4,152,997
Less: accumulated amortization	(777,532)	(729,415)
Intangible assets, net	$3,418,483	$3,423,582

Schedule of estimated future amortization expense for intangible assets

Amortization
Year ending September 30,	expense
2024	$44,822
2025	85,382
2026	85,382
2027	84,990
2028	84,710
Thereafter	3,033,197
$3,418,483